Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of remuneration to directors and key management personnel

The remuneration of the Company’s directors, officers and other key management personnel during the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
	$	$
Salaries and other short term employment benefits	3,304	2,816
Share-based payments(1)	1,581	1,500
Total compensation	4,885	4,316

(1)	calculated at fair value on day of the grant